MUTUAL FUND SERIES TRUST

Catalyst Insider Long/Short Fund Class A: CIAAX Class C: CIACX Class I: CIAIX
(the “Fund”)

December 6, 2016

The information in this Supplement amends certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2016.

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Effective immediately, the Fund’s classification has changed from “non-diversified” to “diversified” for purposes of the Investment Company Act of 1940.

Accordingly, the following language is deleted from the section of the Fund’s prospectus and Summary Prospectus entitled “Fund Summary - Principal Investment Strategies” and the section of the Prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies”:

“The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer”.

In addition, the paragraphs entitled “Non-Diversification Risk” contained in the “Fund Summary – Principal Risks of Investing in the Fund” section of the Prospectus and Summary Prospectus and “Additional Information About the Fund’s Principal Investment Strategies and Related Risks - Principal Investment Risks” section of the Prospectus are hereby deleted in its entirety.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2016, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst Insider Long/Short Fund Class A: CIAAX Class C: CIACX Class I: CIAIX
(the “Fund”)

Supplement dated December 6, 2016

to the Statement of Additional Information dated November 1, 2016

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information for the Fund dated November 1, 2016 and should be read in conjunction with such Statement of Additional Information.

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The following sentence hereby replaces the fourth sentence contained in the first paragraph under the section of the SAI entitled “MUTUAL FUND SERIES TRUST”:

The Intelligent Alternative Fund, Hedged Premium Return Fund, Macro Strategy Fund, Time Value Trading Fund, Auctos Multi-Strategy Fund, Hedged Commodity Strategy Fund and Millburn Hedge Strategy Fund are each separate non-diversified series of the Trust and the Insider Long/Short Fund and Hedged Futures Strategy Fund are a diversified series of the Trust.

The following paragraph hereby replaces the last paragraph contained under the section of the SAI entitled “INVESTMENT RESTRICTIONS”:

(h) (Hedged Insider Buying Fund, Hedged Futures Strategy Fund and Insider Long/Short Fund, Only) With respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies, if, as a result (i) more than 5% of the Fund’s total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

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You should read this Supplement in conjunction with the Fund’s current Prospectus and SAI, each dated November 1, 2016, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 866-447-4228 or by writing to the Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.